Sales to Major Customers (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ford [Member]
Sales to customers contributing ten percent or more of consolidated sales
Major customers	25.00%	26.00%	28.00%
General Motors [Member]
Sales to customers contributing ten percent or more of consolidated sales
Major customers	13.00%	14.00%	16.00%
Fiat Chrysler [Member]
Sales to customers contributing ten percent or more of consolidated sales
Major customers	12.00%	11.00%	12.00%